Discontinued Operations (Details 1) - Discontinued operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Discontinued Operations [Line Items]
(Decrease)/ Increase in cash	$ 0	$ 0	$ (7,655)
Used in operating activities	0	0	(8,155)
Provided by investing activities	$ 0	$ 0	$ 500